Audit and Other Services	12 Months Ended
Dec. 31, 2020
Audit And Other Services [Abstract]
Audit and Other Services
7. AUDIT AND OTHER SERVICES

			Group
	2020	2019	2018
	£m	£m	£m
Audit fees:
Fees payable to the Company's auditor and its associates for the audit of the Santander UK group's annual accounts	10.5	8.5	7.7
Fees payable to the Company’s auditor and its associates for other services to the Santander UK group:
–Audit of the Santander UK group’s subsidiaries	1.8	1.9	1.6
Total audit fees(1)	12.3	10.4	9.3
Non-audit fees:
Audit-related assurance services(2)	1.7	1.7	2.2
Other assurance services	0.5	0.4	0.1
Other non-audit services	—	0.2	1.0
Total non-audit fees	2.2	2.3	3.3
(1)2020 audit fees included £0.8m (2019: £0.3m) which related to the prior year.
(2)    2020 audit-related assurance services included £ nil (2019: £nil) which related to the prior year.
Audit fees payable for the statutory audit of Santander UK Group Holdings plc were £0.5m (2019: £0.5m, 2018: £0.5m).
Audit-related assurance services mainly comprises services performed in connection with review of the interim financial information of the Company and reporting to the Company's UK regulators.
Of the total non-audit fees, £1.2m (2019: £1.6m, 2018: £1.1m) accords with the definition of "Audit Fees" per US Securities and Exchange Commission (SEC) guidance, £1.0m (2019: £0.5m, 2018: £1.1m) accords with the definition of "Audit related fees" per that guidance and £nil (2019: £0.2m, 2018: £1.1m) accords with the definition of "All other fees" per that guidance.
In 2020, the Company’s auditors earned £24,000 fees (2019: no fees, 2018: £150,000) payable by entities outside the Santander UK group for the review of the financial position of corporate and other borrowers.